Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
Note 2 — Discontinued Operations

During the fourth quarter of fiscal year 2011, the Company entered into a definitive agreement to sell substantially all of the assets of its Logistics Management business, PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc., including but not limited to assets such as accounts receivable, inventory, equipment, intellectual property and LMS’s customer contracts.  This transaction closed on January 12, 2012.

Summarized financial information for the Company’s discontinued operations is as follows:

	December 31,
	2011	2010
Assets
Cash	$5	$2
Accounts receivable - net	1,398	1,197
Inventories	1,355	2,025
Other assets	424	129
Total assets of discontinued operations	$3,182	$3,353

Liabilities
Accounts payable and accrued expenses	$674	$343
Accrued salaries and benefits	236	187
Other liabilities	15	13
Total liabilities of discontinued operations	$925	$543

Operations	2011	2010	2009
Total revenues	$6,433	$4,917	$7,149

Loss from discontinued operations before income taxes	$(3,525)	$(2,985)	$(217)
Benefit for income taxes	1,353	1,141	74
Loss from discontinued operations, net of taxes	$(2,172)	$(1,844)	$(143	) —

The Company anticipates recognition of a gain on the disposition of LMS in the range of $2.5 million to $2.9 million, pending final resolution of conditions noted within the divestiture agreement.